FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are DNB Bank ASA, Nordea Bank Finland Plc., ABN AMRO Bank N.V., NIBC Bank N.V., Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Danske Bank A/S, Swedbank AB (publ), Credit Agricole Corporate & Investment Bank S.A., Sumitomo Mitsui Banking Corporation, BNP Paribas and Commonwealth Bank of Australia. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered not to be substantial as the counterparties are all banks which have provided the Company with loans.

The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2020	2019
Designated derivative instruments -short-term assets:
Interest rate swaps	—	520
Total derivative instruments - short-term assets	—	520
Designated derivative instruments -long-term assets:
Interest rate swaps	—	377
Cross currency interest rate swaps	28	189
Cross currency swaps	3,373	—
Non-designated derivative instruments -long-term assets:
Interest rate swaps	—	2,913
Cross currency swaps	5	—
Total derivative instruments - long-term assets	3,406	3,479

(in thousands of $)	2020	2019
Designated derivative instruments -short-term liabilities:
Interest rate swaps	703	6,067
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	869	—
Total derivative instruments - short-term liabilities	1,572	6,067
Designated derivative instruments -long-term liabilities:
Interest rate swaps	7,926	5,477
Cross currency interest rate swaps	3,006	2,105
Cross currency swaps	8,301	11,049
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	13,479	1,948
Total derivative instruments - long-term liabilities	32,712	20,579

Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At December 31, 2020, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Trade date	Maturity date	Fixed interest rate
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$96,600 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$39,313 (reducing to $35,063)	December 2014	January 2022	2.97%
$21,840 (reducing to $19,413)	September 2015	March 2022	1.67%
$50,313 (remaining at $50,313)	June 2016	February 2021	1.07%
$56,000 (remaining at $56,000)	June 2019	September 2023	1.84%	†
$14,699 (equivalent to NOK128 million)	June 2019	September 2023	6.70% - 6.77%	*
$11,254 (equivalent to NOK100 million)	August 2019	September 2023	6.378%	*
$30,000 (remaining at $30,000)	May 2019	June 2024	2.15%	†
$48,332 (equivalent to NOK420 million)	May 2019	June 2024	6.85% - 6.90%	*
$100,000 (remaining at $100,000)	August 2019	August 2029	1.45% - 1.60%
$67,500 (remaining at $67,500)	January 2020	October 2024	1.40%	†
$159,777 (reducing to $92,233)	April 2020	October 2024 - January 2025	0.46% - 0.47%
$48,610 (reducing to $45,135)	May 2020	May 2022	0.28%

*    These swaps relate to the NOK700 million and NOK700 million unsecured bonds due 2023 and 2024 respectively, whereby the fixed interest rate paid is exchanged for NIBOR plus the margin on the bond.
†    These swaps relate to the NOK700 million, NOK700 million and NOK600 million unsecured bonds due 2023, 2024 and 2025 respectively, where a fixed interest rate is paid in exchange for LIBOR excluding margin on the underlying bonds.

The total net notional principal amount subject to interest swap agreements as at December 31, 2020, was $0.9 billion (2019: $1.0 billion).

Foreign currency risk management

The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner and the payment of Norwegian kroner in exchange for U.S. dollars, which are designated as hedges against the NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025 respectively.

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Apart from the NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025, respectively, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values

The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2020, and 2019, are as follows:

	2020	2020	2019	2019
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	9,431	9,431	12,753	12,753
Equity Securities	10,367	10,367	17,551	17,551
Equity securities pledged to creditors	9,007	9,007	43,775	43,775
Floating rate NOK bonds due 2020	—	—	56,910	58,191
Floating rate NOK bonds due 2023	81,572	78,513	79,674	81,567
Floating rate NOK bonds due 2024	80,989	76,940	79,674	79,674
Floating rate NOK bonds due 2025	62,927	57,421	—	—
5.75% unsecured convertible bonds due 2021	212,230	199,496	212,230	227,025
4.875% unsecured convertible bonds due 2023	139,900	123,112	148,300	165,503
Derivatives:
Interest rate/ currency swap contracts – short-term receivables	—	—	520	520
Interest rate/ currency swap contracts – long-term receivables	3,406	3,406	3,479	3,479
Interest rate/ currency swap contracts – short-term payables	1,572	1,572	6,067	6,067
Interest rate/ currency swap contracts – long-term payables	32,712	32,712	20,579	20,579

The above short-term receivables relating to interest rate/ currency swap contracts at December 31, 2019, all relate to designated hedges. The above long-term receivables relating to interest rate/ currency swap contracts at December 31, 2020, include $0.0 million which relates to non-designated swap contracts (2019: $2.9 million), with the balance relating to designated hedges. The above short-term payables relating to interest rate/ currency swap contracts at December 31, 2020, include $0.9 million which relates to non-designated swap contracts (2019: $0.0 million), with the balance relating to designated hedges. The above long-term payables relating to interest rate/ currency swap contracts at December 31, 2020, include $13.5 million which relates to non-designated swap contracts (2019: $1.9 million), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (see Note 2 "Accounting policies"), and following the adoption of ASU 2017-12, where the Company has designated the swap as a hedge, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps not designated as hedges are recognized in the Consolidated Statement of Operations.

The above fair values of financial assets and liabilities as at December 31, 2020, are measured as follows:

		Fair value measurements using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	9,431	4,643	4,788
Equity securities	10,367	10,367
Equity securities pledged to creditors	9,007	9,007
Interest rate/ currency swap contracts - long-term receivables	3,406		3,406
Total assets	32,211	24,017	8,194	—
Liabilities:
Floating rate NOK bonds due 2023	78,513	78,513
Floating rate NOK bonds due 2024	76,940	76,940
Floating rate NOK bonds due 2025	57,421	57,421
5.75% unsecured convertible bonds due 2021	199,496	199,496
4.875% unsecured convertible bonds due 2023	123,112	123,112
Interest rate/ currency swap contracts – short-term payables	1,572		1,572
Interest rate/ currency swap contracts – long-term payables	32,712		32,712
Total liabilities	569,766	535,482	34,284	—
The above fair values of financial assets and liabilities as at December 31, 2019, were measured as follows:

		Fair value measurements using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	12,753	4,690	8,063	—
Equity securities	17,551	17,551
Equity securities pledged to creditors	43,775	43,775
Interest rate/ currency swap contracts – short-term receivables	520		520
Interest rate/ currency swap contracts – long-term receivables	3,479		3,479
Total assets	78,078	66,016	12,062	—
Liabilities:
Floating rate NOK bonds due 2020	58,191	58,191
Floating rate NOK bonds due 2023	81,567	81,567
Floating rate NOK bonds due 2024	79,674	79,674
5.75% unsecured convertible bonds due 2021	227,025	227,025
4.875% unsecured convertible bonds due 2023	165,503	165,503
Interest rate/ currency swap contracts – short-term payables	6,067		6,067
Interest rate/ currency swap contracts – long-term payables	20,579		20,579
Total liabilities	638,606	611,960	26,646	—

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Investment in equity securities consist of (i) listed Frontline shares (ii) NorAm Drilling shares traded in the OTC market and (iii) ADS Maritime Holding Plc shares traded on the Merkur Market whilst the investments in available-for-sale debt securities consist of listed and unlisted corporate bonds.
At December 31, 2020, the Company determined that the available for sale corporate bonds held in Oro Negro and NT Rig Holdco valued at $4.8 million (2019: $8.1 million) should be classified as Level 2 measurements (2019: Level 2). The fair value of these corporate bonds is based on the latest available quoted prices, but due to low levels of trading the Company concluded that level one classification was not appropriate at December 31, 2020.

The estimated fair values for the floating rate NOK bonds due 2023, 2024 and 2025, and the 5.75% and 4.875% unsecured convertible bonds are based on the quoted market prices as at the balance sheet date.

The fair value of interest rate and currency swap contracts is calculated using established independent valuation techniques applied to contracted cash flows and LIBOR/NIBOR interest rates as at the balance sheet date.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Nordea, Credit Agricole Corporate and Investment Bank, ING Bank, Danske Bank, BNPP Bank, Credit Suisse, Morgan Stanley and DNB Bank. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk.

There is also a concentration of revenue risk with certain customers to whom the Company has chartered multiple vessels.

In the year ended December 31, 2020, Frontline Shipping accounted for approximately 6% of our consolidated operating revenues (2019: 4%, 2018: 8%). Frontline Shipping is a 100% owned subsidiary of Frontline, but the performance under the leases is not guaranteed by Frontline following amendments agreed in 2015. There is no requirement for a minimum cash balance in Frontline Shipping, but in exchange for releasing the guarantee a dividend restriction was introduced on Frontline Shipping whereby it can only make distributions to its parent company if it can demonstrate it will have minimum free cash of $2 million per vessel both prior to and following (i) such distribution and (ii) the payment of the next hire due and any profit share accrued under the charters. Due to the current depressed tanker market, there is a risk that Frontline Shipping may not have sufficient funds to pay the agreed charterhires. However, the performance under the fixed price agreements with Frontline Management whereby we pay management fees of $9,000 per day for each vessel to cover all operating costs including drydocking costs, is guaranteed by Frontline.

In the year ended December 31, 2020, the Company had eight Capesize dry bulk carriers leased to a subsidiary of Golden Ocean which accounted for approximately 11% of our consolidated operating revenues (2019: 11%, 2018: 13%).

The Company also earned income on 32 container vessels on long-term bareboat charters to MSC, which accounted for approximately 13% of our consolidated operating revenues in the year ended December 31, 2020 (2019: 14%, 2018: 11%).

The Company had 12 container vessels on long-term time charters to Maersk A/S (“Maersk”) at December 31, 2020, which accounted for approximately 29% of our consolidated operating revenues (2019: 30%; 2018: 27%).

In the year ended December 31, 2020, the company had four container vessels on time charter to Evergreen Marine Corp., which accounted for approximately 15% of our consolidated operating revenues in the year ended December 31, 2020 (2019: 14%, 2018: 10%).

In addition, a significant portion of our net income has been generated from our associated companies that lease rigs to subsidiaries of Seadrill. In October 2020, two of these three companies were consolidated. (see note 17: Investment in associated companies.) In the year ended December 31, 2020, income from our associated companies accounted for 7.2% of our net loss (2019: 35.0% of net income, 2018: 39.1% of net income). Also, in the year ended December 31, 2020, revenue from subsidiaries that were consolidated from October 2020 and leased to Seadrill, accounted for approximately 1% of our consolidated operating revenues (2019: 0%, 2018: 0%).
During the year ended December 31, 2020, Seadrill publicly disclosed that they had appointed financial and legal advisors to evaluate comprehensive restructuring alternatives to reduce debt service costs and overall indebtedness. In September and October 2020, Seadrill failed to pay hire when due under the leases for the three drilling unit. The overdue hires along with certain other events, constituted an event of default under such leases and the related financing agreements. Under the terms of the leases, charter payment from the sub-charterers of West Hercules and West Linus, were paid into accounts pledged to SFL and its financing banks. During November and December 2020, Seadrill and SFL entered into forbearance and funds withdrawal agreements during which Seadrill was allowed to use certain funds received from the sub-charterers to pay operating expenses for the rigs in exchange for the Company being paid approximately 65 -75% of the existing contracted lease hire related to the West Hercules and the West Linus. Any hire received by Seadrill relating to the sub-charters on these two rigs in excess of the withdrawn amounts remained in Seadrill’s earnings accounts pledged to SFL.

In October 2020, the Company was determined to be the primary beneficiary of SFL Linus and SFL Deepwater following changes to the financing agreements and as a result of defaults by Seadrill. Therefore, from October 2020 these subsidiaries were consolidated by the Company. (See Note 17: Investment in Associated Companies).

River Box was a previously wholly owned subsidiary of the Company. River Box holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. The Company has accounted for the remaining 49.9% ownership in River Box using the equity method. (See Note 17: Investment in Associated Companies).

As discussed in Note 27: Commitments and contingent liabilities, the Company, at December 31, 2020, guaranteed a total of $83.1 million (2019: $266.1 million) of the bank debt of its associated companies and had net outstanding receivable balance on loans granted by the Company to these associated companies totaling $123.9 million (2019: $326.1 million). The loans granted by the Company are considered not impaired at December 31, 2020 due to the fair value of the jack-up rig owned by SFL Hercules and the fair value of the vessels owned by River Box exceeding the book values at December 31, 2020.